Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Total assets
Current liabilities
Total liabilities	5,000		5,000
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of December 31, 2023 and December 31, 2022; 767,174 shares and 762,762 shares issued as of December 31, 2023 and December 31, 2022, respectively; 779,908 shares and 756,160 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	0		0
Additional paid-in capital	2,134,199		0
Accumulated deficit	(2,139,199)		(5,000)
Total stockholders' deficit	(5,000)	$ (5,000)	(5,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	0		0
Adagio Medical Inc
Current assets
Cash and cash equivalents	2,045,000		1,383,000		$ 5,547,000
Accounts receivable, net	167,000		71,000
Inventory, net	4,062,000		3,322,000		367,000
Prepaid expenses	182,000		232,000		291,000
Other current assets	180,000		177,000		527,000
Total current assets	6,636,000		5,185,000		6,732,000
Property and equipment, net	1,154,000		1,487,000		1,647,000
Right-of-use assets, net	260,000		130,000		292,000
Other assets	19,000		23,000		26,000
Total assets	8,069,000		6,825,000		8,697,000
Current liabilities
Accounts payable	5,580,000		3,830,000		1,011,000
Accrued liabilities	3,429,000		3,048,000		2,157,000
Operating lease liabilities, current	140,000		79,000		163,000
Convertible notes payables, current	50,955,000		37,986,000		9,500,000
Warrant liabilities	417,000		78,000
Term loan, current	990,000		1,695,000
Accrued transaction costs	145,000		444,000
Other accrued liabilities	3,000,000		1,572,000		137,000
Total current liabilities	64,656,000		48,732,000		12,968,000
Operating lease liabilities, long-term	121,000		52,000		134,000
Term loan, long-term			143,000
Other long-term liabilities	6,000		8,000		3,000
Total liabilities	64,783,000		48,935,000		13,105,000
Commitments and contingencies (Note 10)
Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of June 30, 2024 and December 31, 2023; 4,732,044 shares and 4,939,946 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively, with aggregate liquidation preference of $86,936 and $91,637 as of June 30, 2024 and December 31, 2023, respectively	86,783,000		91,469,000	$ 91,469,000	91,469,000	$ 91,469,000
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of December 31, 2023 and December 31, 2022; 767,174 shares and 762,762 shares issued as of December 31, 2023 and December 31, 2022, respectively; 779,908 shares and 756,160 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	1,000		1,000		1,000
Additional paid-in capital	6,163,000		1,608,000		1,153,000
Accumulated other comprehensive income	22,000		17,000		28,000
Accumulated deficit	(149,683,000)		(135,205,000)		(97,059,000)
Total stockholders' deficit	(143,497,000)		(133,579,000)	$ (113,492,000)	(95,877,000)	$ (72,618,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 8,069,000		$ 6,825,000		$ 8,697,000